Members' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Members' Equity [Abstract]
Schedule of Dividends Paid
The following table lists the distributions paid on the Company's Class A, Class B, Class C and Class D units during the year ended December 31, 2016:

	Fourth Quarter 2016	Third Quarter 2016	Second Quarter 2016	First Quarter 2016
Distributions per Class A and Class B units	$0.25	$0.24	$0.23	$0.225
Distributions per Class C and Class D units	$0.25	$0.24	$0.23	$0.225